UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 05/31/13

Item 1.  Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION FUND

INNEALTA CAPITAL COUNTRY ROTATION FUND

Semi-Annual Report

May 31, 2013

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

PERFORMANCE REVIEW

The Innealta Capital Sector Rotation Fund (ICSIX) reported a loss of 0.18% on a total-return fiscal-year-to-date basis through 05.31.13. This compares to a loss of 1.05% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (BarCap Aggregate).

The Innealta Capital Country Rotation Fund (ICCIX) reported a loss of 0.10% on a total-return fiscal-year-to-date basis through 05.31.13. This compares to a loss of 1.05% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (BarCap Aggregate).

PORTFOLIO REVIEW AND OUTLOOK

In the early part of the second calendar quarter, the Investment Committee repositioned the fixed income components of the two Rotation Funds by shortening duration and reducing credit spread exposures. These shifts took place well in advance of the June degradations in the domestic fixed income space. In hindsight, these moves were well-timed for sidestepping the rising yield environment, which saw the 10-year benchmark U.S. Treasury bond yield spike above 2.70%, a more than 100 basis point increase from early May. The decision to reduce risk exposures within the fixed income space was, at the time, predicated on the evolving dynamic that saw risk being priced out of so many markets, and a prospective view that incorporated the potential for a bear steepener in the term structure of interest rates, a scenario in which long-term rates rise more quickly than short-term rates.

The resulting portfolio expressed a yield more accommodative to portfolio income than a more generic exposure to the broader U.S. fixed income market, while offering greater diversification and lower duration risk. In other words, the portfolio retained a more attractive yield/duration ratio with higher yield and lower duration provided by a more diversified mix of fixed income segments.

Through the first half of the fiscal year, the Investment Committee retained a conservative stance in the Sector Rotation Fund, maintaining 100% in the Fixed Income Portfolio through the end of May. Based on their reviews of the quantitative framework, the Committee failed to find fundamental support for exposure to the U.S. equity market, as the gains in the major indices near exclusively reflected an accelerating expansion in valuation, and by quarter end, a corresponding increase in volatility.

In the Country Rotation Fund, the Investment Committee decided in December to close out a position in the Russian equity market that it held from early April of 2012. Otherwise, the Investment Committee’s reviews of most non-U.S. equity markets left the team more comfortable retaining the fixed income positions through much of the first half of fiscal 2013.

While the Investment Committee has taken advantage of the recent equity market corrections in the emerging markets space and Korea and established short- to medium-term equity positions in the Country Rotation Fund, equity valuation levels in most countries are returning to levels that seem overoptimistic to given the weaknesses in the global economy. The Committee believes that further corrections are on the horizon and is therefore ready to stand by and wait for new opportunities to arise. This is particularly true for the U.S. and Europe, where the team has been observing a severe decoupling between the real economy and capital market valuations due to extremely loose monetary policy. This monetary policy bubble has continued to inflate to enormous proportions. At some point it would seem this bubble is going to burst as it will become unsustainable for even the richest country to finance. The experience over the last few months in the U.S. has demonstrated the market’s extreme sensitivity to the possibility of reductions in monetary stimulus efforts, or their phasing out, over time. The argument that market valuations are almost entirely policy driven, rather than driven by the real economy, holds for both the U.S. and Europe. For these two regions to become attractive again, significant market corrections will be needed. Asia Pacific and Latin America present more immediate investment opportunities.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.  Unmanaged index returns do not reflect any fees, expenses or sales charges and you cannot invest directly in an index.

1835-NLD-8/1/2013

INNEALTA CAPITAL SECTOR ROTATION FUND

PORTFOLIO REVIEW (Unaudited)

May 31, 2013

The Fund’s performance figures* for the periods ending May 31, 2013, compared to its benchmarks:
	Six Months	One Year	Inception** - May 31, 2013
Innealta Capital Sector Rotation Fund – Class I	-0.18%	7.48%	5.29%
Innealta Capital Sector Rotation Fund – Class N	-0.28%	7.29%	5.01%
Barclays Aggregate Bond Index S&P 500 Total Return Index	-1.05% 16.43%	0.91% 27.28%	2.29% 22.80%
Blended Benchmark Index***	9.18%	16.12%	14.33%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.49% for Class I shares and 1.74% for Class N shares per the April 1, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Fund’s inception date is December 30, 2011.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

 *** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% Barclays Capital Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	99.7%
Other, Cash & Cash Equivalents	0.3%
100.0%

INNEALTA CAPITAL COUNTRY ROTATION FUND

PORTFOLIO REVIEW (Unaudited)

May 31, 2013

The Fund’s performance figures* for the periods ending May 31, 2013, compared to its benchmarks:
	Six Months	One Year	Inception** - May 31, 2013
Innealta Capital Country Rotation Fund – Class I	-0.10%	7.79%	6.02%
Innealta Capital Country Rotation Fund – Class N	-0.30%	7.47%	5.73%
Barclays Aggregate Bond Index MSCI All Country World exUSA Net Index	-1.05% 8.11%	0.91% 25.79%	2.29% 15.09%
Blended Benchmark Index***	4.40%	15.31%	10.10%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.46% for Class I shares and 1.71% for Class N shares per the April 1, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Fund’s inception date is December 30, 2011.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI All Country World exUSA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

*** The Blended Benchmark Index represents a blend of 60% MSCI All Country World exUSA Net Capital Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	99.9%
Other, Cash & Cash Equivalents	0.1%
100.0%

Innealta Capital Sector Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 99.7%
	DEBT FUNDS - 99.7%
112,839	iShares Barclays MBS Bond Fund	$ 11,999,299
74,925	iShares Emerging Markets High Yield Bond Fund	4,009,986
231,000	iShares Floating Rate Note Fund	11,707,080
33,239	iShares J.P.Morgan USD Emerging Markets Bond Fund	3,824,147
151,866	Market Vectors High Yield Bond ETF	4,003,188
125,077	Market Vectors Emerging Markets Local Currency Bond ETF	3,241,996
150,401	Market Vectors International High Yield Bond ETF	4,039,771
76,300	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7,998,529
93,203	SPDR Barclays High Yield Bond ETF	3,782,178
91,157	Vanguard Intermediate-Term Corporate Bond ETF	7,822,182
75,065	Vanguard Short-Term Bond ETF	6,048,737
100,239	Vanguard Short-Term Corporate Bond ETF	8,014,108
	TOTAL EXCHANGE TRADED FUNDS (Cost $76,846,006)	76,491,201

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
178,403	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^ (Cost $178,403)	178,403

	TOTAL INVESTMENTS - 99.9% (Cost $77,024,409) (a)	$ 76,669,604
	OTHER ASSETS LESS LIABILITIES - 0.1%	49,442
	NET ASSETS - 100.0%	$ 76,719,046

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,034,487 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 354,518
	Unrealized Depreciation:	(719,401)
	Net Unrealized Depreciation:	$ (364,883)

^ Money market fund; interest rate reflects seven-day effective yield on May 31, 2013.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUNDS - 99.9%
90,402	iShares Barclays MBS Bond Fund	$ 9,613,349
61,066	iShares Emerging Markets High Yield Bond Fund	3,268,252
183,000	iShares Floating Rate Note Fund	9,274,440
26,988	iShares J.P.Morgan USD Emerging Markets Bond Fund	3,104,969
117,984	Market Vectors Emerging High Yield Bond ETF	3,110,058
114,194	Market Vectors Emerging Markets Local Currency Bond ETF	2,959,908
120,075	Market Vectors International High Yield Bond ETF	3,225,215
60,772	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6,370,729
75,002	SPDR Barclays High Yield Bond ETF	3,043,581
73,332	Vanguard Intermediate-Term Corporate Bond ETF	6,292,619
63,506	Vanguard Short-Term Bond ETF	5,117,314
80,372	Vanguard Short-Term Corporate Bond ETF	6,425,741
	TOTAL EXCHANGE TRADED FUNDS (Cost $62,245,815)	61,806,175

	TOTAL INVESTMENTS - 99.9% (Cost $62,245,815) (a)	$ 61,806,175
	OTHER ASSETS LESS LIABILITIES - 0.1%	35,920
	NET ASSETS - 100.0%	$ 61,842,095

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,257,554 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 151,368
	Unrealized Depreciation:	(602,747)
	Net Unrealized Depreciation:	$ (451,379)

See accompanying notes to financial statements.

Innealta Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2013 (Unaudited)

	Innealta Capital Sector Rotation Fund	Innealta Capital Country Rotation Fund
ASSETS
Investment securities:
At cost	$ 77,024,409	$ 62,245,815
At value	$ 76,669,604	$ 61,806,175
Receivable for investments sold	-	593,777
Receivable for Fund shares sold	54,084	21,465
Dividends and interest receivable	59,023	47,235
Prepaid expenses & other assets	37,771	34,359
TOTAL ASSETS	76,820,482	62,503,011

LIABILITIES
Payable for Fund shares redeemed	31,981	8,509
Investment advisory fees payable	54,111	49,902
Distribution (12b-1) fees payable	5,509	6,251
Fees payable to other affiliates	9,835	8,249
Due to custodian	-	588,005
TOTAL LIABILITIES	101,436	660,916
NET ASSETS	$ 76,719,046	$ 61,842,095

Net Assets Consist Of:
Paid in capital	$ 76,380,631	$ 61,977,493
Undistributed net investment income	407,071	334,368
Accumulated net realized gain (loss) from security transactions	286,149	(30,126)
Net unrealized depreciation of investments	(354,805)	(439,640)
NET ASSETS	$ 76,719,046	$ 61,842,095

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 51,128,784	$ 32,213,378
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,920,327	3,071,521
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.39	$ 10.49

Class N Shares:
Net Assets	$ 25,590,262	$ 29,628,717
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,466,381	2,826,973
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.38	$ 10.48

(a) Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Innealta Capital Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2013

	Innealta Capital Sector Rotation Fund	Innealta Capital Country Rotation Fund
INVESTMENT INCOME
Dividends	$ 1,502,276	$ 1,067,905
Interest	65	76
TOTAL INVESTMENT INCOME	1,502,341	1,067,981

EXPENSES
Investment advisory fees	377,691	279,286
Distribution (12b-1) fees:
Class N	32,380	33,838
Transfer agent fees	27,214	24,570
Registration fees	24,752	24,752
Administration fees	18,640	12,922
Fund accounting fees	17,258	12,558
Compliance officer fees	7,280	3,640
Audit fees	6,982	6,982
Legal fees	5,460	5,460
Custody fees	3,094	2,493
Insurance expense	2,548	1,274
Shareholder reporting expense	2,184	1,274
Non 12b-1 shareholder servicing	1,820	1,274
Trustees' fees	1,638	1,638
Other expenses	1,456	1,456
TOTAL EXPENSES	530,397	413,417

Less: Fees waived by the Adviser	(28,904)	(31,629)

NET EXPENSES	501,493	381,788
NET INVESTMENT INCOME	1,000,848	686,193

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	263,534	(41,803)
Distributions of realized gains from underlying investment companies	34,071	20,511
Net change in unrealized appreciation (depreciation) on investments	(1,528,952)	(977,796)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,231,347)	(999,088)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (230,499)	$ (312,895)

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	May 31, 2013	Period Ended
	(Unaudited)	November 30, 2012 (a)
FROM OPERATIONS
Net investment income	$ 1,000,848	$ 771,974
Net realized gain from security transactions	263,534	662,991
Distributions of realized gains from underlying investment companies	34,071	1,630
Net change in unrealized appreciation (depreciation) of investments	(1,528,952)	1,174,147
Net increase (decrease) in net assets resulting from operations	(230,499)	2,610,742

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	(421,620)	-
Class N	(254,457)	-
From net investment income:
Class I	(578,276)	(330,430)
Class N	(274,437)	(182,608)
Net decrease in net assets from distributions to shareholders	(1,528,790)	(513,038)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	25,899,032	42,920,185
Class N	9,459,551	23,974,025
Net asset value of shares issued in reinvestment of distributions
Class I	905,148	293,694
Class N	489,098	167,083
Payments for shares redeemed
Class I	(11,946,509)	(7,209,083)
Class N	(7,437,287)	(1,169,251)
Redemption fee proceeds
Class I	3,006	22,136
Class N	1,696	8,107
Net increase in net assets from shares of beneficial interest	17,373,735	59,006,896

TOTAL INCREASE IN NET ASSETS	15,614,446	61,104,600

NET ASSETS
Beginning of Period	61,104,600	-
End of Period*	$ 76,719,046	$ 61,104,600
*Includes undistributed net investment income of:	$ 407,071	$ 258,936

SHARE ACTIVITY - CLASS I
Shares sold	2,459,327	4,179,204
Shares reinvested	86,271	27,891
Shares redeemed	(1,133,962)	(698,404)
Net increase in shares of beneficial interest outstanding	1,411,636	3,508,691

SHARE ACTIVITY - CLASS N
Shares sold	898,873	2,323,584
Shares reinvested	46,653	15,898
Shares redeemed	(706,980)	(111,647)
Net increase in shares of beneficial interest outstanding	238,546	2,227,835

(a)	The Innealta Capital Sector Rotation Fund commenced operations on December 30, 2011.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	May 31, 2013	Period Ended
	(Unaudited)	November 30, 2012(b)
FROM OPERATIONS
Net investment income	$ 686,193	$ 300,123
Net realized gain (loss) from security transactions	(41,803)	455,735
Distributions of realized gains from underlying investment companies	20,511	536
Net change in unrealized appreciation (depreciation) of investments	(977,796)	538,156
Net increase (decrease) in net assets resulting from operations	(312,895)	1,294,550

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	(186,308)	-
Class N	(278,797)	-
From net investment income:
Class I	(233,506)	(73,629)
Class N	(227,091)	(117,722)
Net decrease in net assets from distributions to shareholders	(925,702)	(191,351)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	28,541,940	11,668,869
Class N	16,827,780	19,625,898
Net asset value of shares issued in reinvestment of distributions
Class I	381,974	65,679
Class N	471,369	108,883
Payments for shares redeemed
Class I	(7,735,812)	(479,158)
Class N	(6,451,503)	(1,054,309)
Redemption fee proceeds
Class I	2,564	253
Class N	2,542	524
Net increase in net assets from shares of beneficial interest	32,040,854	29,936,639

TOTAL INCREASE IN NET ASSETS	30,802,257	31,039,838

NET ASSETS
Beginning of Period	31,039,838	-
End of Period*	$ 61,842,095	$ 31,039,838
*Includes undistributed net investment income of:	$ 334,368	$ 108,772

SHARE ACTIVITY - CLASS I
Shares sold	2,688,172	1,115,632
Shares reinvested	36,075	6,144
Shares redeemed	(729,620)	(44,882)
Net increase in shares of beneficial interest outstanding	1,994,627	1,076,894

SHARE ACTIVITY - CLASS N
Shares sold	1,582,224	1,893,757
Shares reinvested	44,500	10,195
Shares redeemed	(605,809)	(99,942)
Net increase in shares of beneficial interest outstanding	1,020,915	1,804,010

(b)	The Innealta Capital Country Rotation Fund commenced operations on December 30, 2011.

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I		Class I	Class N		Class N
		Six Months Ended			Six Months Ended
		Ended		Period Ended	Ended		Period Ended
		May 31, 2013		November 30,	May 31, 2013		November 30,
		(Unaudited)		2012 (1)	(Unaudited)		2012 (1)
Net asset value, beginning of period		$ 10.66		$ 10.00	$ 10.64		$ 10.00

Activity from investment operations:
	Net investment income (2)	0.14		0.25	0.13		0.22
	Net realized and unrealized
	gain (loss) on investments	(0.26)		0.52	(0.25)		0.52
Total from investment operations		(0.12)		0.77	(0.12)		0.74

Less distributions from:
	Net investment income	(0.04)		(0.12)	(0.03)		(0.11)
	Net realized gains	(0.11)		-	(0.11)		-
Total distributions		(0.15)		(0.12)	(0.14)		(0.11)

Paid in capital from redemption fees		0.00	(3)	0.01	0.00	(3)	0.01

Net asset value, end of period		$ 10.39		$ 10.66	$ 10.38		$ 10.64

Total return (4)(9)		(0.18%)		7.78%	(0.28%)		7.48%

Net assets, at end of period (000s)		$ 51,129		$ 37,406	$ 25,590		$ 23,699

Ratio of gross expenses to average
	net assets (5)(6)(7)	1.32%		1.82%	1.57%		2.07%
Ratio of net expenses to average
	net assets (6)(7)	1.24%		1.24%	1.49%		1.49%
Ratio of net investment income
	to average net assets (6)(7)(8)	2.72%		2.60%	2.47%		2.35%

Portfolio turnover rate (9)		58%		56%	58%		56%

(1)	The Innealta Capital Sector Rotation Fund's Class I and Class N shares commenced operations December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which
	the Fund invests.
(9)	Not annualized.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I	Class I	Class N	Class N
		Six Months Ended		Six Months Ended
		Ended	Period Ended	Ended	Period Ended
		May 31, 2013	November 30,	May 31, 2013	November 30,
		(Unaudited)	2012 (1)	(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 10.78	$ 10.00	$ 10.77	$ 10.00

Activity from investment operations:
	Net investment income (2)	0.13	0.23	0.13	0.21
	Net realized and unrealized
	gain (loss) on investments	(0.23)	0.65	(0.23)	0.64
Total from investment operations		(0.10)	0.88	(0.10)	0.85

Less distributions from:
	Net investment income	(0.04)	(0.10)	(0.03)	(0.08)
	Net realized gains	(0.15)	-	(0.15)	-
Total distributions		(0.19)	(0.10)	(0.19)	(0.08)

Paid in capital from redemption fees (3)		0.00	0.00	0.00	0.00

Net asset value, end of period		$ 10.49	$ 10.78	$ 10.48	$ 10.77

Total return (4)(9)		(0.10%)	8.76%	(0.30%)	8.55%

Net assets, at end of period (000s)		$ 32,213	$ 11,613	$ 29,629	$ 19,427

Ratio of gross expenses to average
	net assets (5)(6)(7)	1.35%	2.87%	1.61%	3.12%
Ratio of net expenses to average
	net assets (6)(7)	1.24%	1.24%	1.49%	1.49%
Ratio of net investment income
	to average net assets (6)(7)(8)	2.49%	2.36%	2.24%	2.17%

Portfolio turnover rate (9)		69%	97%	69%	97%

(1)	The Innealta Capital Country Rotation Fund's Class I and Class N shares commenced operations December 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which
	the Fund invests.
(9)	Not annualized.

See accompanying notes to financial statements.

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (Unaudited)

1.

ORGANIZATION

The Innealta Capital Sector Rotation Fund (“SRM”) and Innealta Capital Country Rotation Fund (“CRM”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. SRM and CRM seek long term capital appreciation and income.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge.  Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013 (Unaudited)

specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013 (Unaudited)

 shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

May 31, 2013 for the Funds’ assets measured at fair value:

Innealta Capital Sector Rotation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 76,491,201	$ -	$ -	$ 76,491,201
Money Market Fund	178,403	-	-	178,403
Total	$ 76,669,604	$ -	$ -	$ 76,669,604

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013 (Unaudited)

Innealta Capital Country Rotation Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 61,806,175	$ -	$ -	$ 61,806,175
Total	$ 61,806,175	$ -	$ -	$ 61,806,175

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013 (Unaudited)

owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $61,288,677 and $43,146,342, respectively, for SRM. For the period ended May 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $69,551,985 and $36,764,899, respectively, for CRM.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. AFAM Capital, Inc. (formerly known as Al Frank Asset Management, Inc.) (the Innealta Capital Division) serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

 Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of SRM and 1.00% of CRM average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse SRM and CRM for other expenses to the extent necessary so that the total expenses incurredby the Funds (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013 (Unaudited)

in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred  in the ordinary course of the Funds’ business) do not exceed the following:

	Class I	Class N
SRM	1.24%	1.49%
CRM	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If either Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the fund by the following dates:

11/30/2015
SRM	$ 179,896
CRM	$ 215,230

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

Trustees- Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013 (Unaudited)

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended May 31, 2013, SRM and CRM assessed $4,702 and $5,106 respectively, in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended November 30, 2012 were as follows:

Fiscal Period Ended November 30, 2012
	Ordinary	Long-Term
	Income	Capital Gain	Total
SRM	$ 513,038	$ -	$ 513,038
CRM	191,351	-	191,351

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
SRM	$ 932,005	$ 1,630	$ -	$ -	$ 1,164,069	$ 2,097,704
CRM	576,273	509	-	-	526,417	1,103,199

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2013 (Unaudited)

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Funds’ Board of Trustees declared the following distributions:

Fund		Dividend Per Share	Record Date	Ex-Date	Payable Date
Innealta Capital Sector Rotation Fund	Class I	$ 0.0563	6/26/2013	6/27/2013	6/27/2013
Innealta Capital Sector Rotation Fund	Class N	$ 0.0498	6/26/2013	6/27/2013	6/27/2013

Innealta Capital Country Rotation Fund	Class I	$ 0.0810	6/26/2013	6/27/2013	6/27/2013
Innealta Capital Country Rotation Fund	Class N	$ 0.0739	6/26/2013	6/27/2013	6/27/2013

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Innealta Capital Funds

EXPENSE EXAMPLES

May 31, 2013 (Unaudited)

As a shareholder of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Fund and Innealta Capital Country Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 through May 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period 12/1/12 – 5/31/13*	Expense Ratio During Period 12/1/12 – 5/31/13**
Innealta Capital Sector Rotation Fund:
Class I	$1,000.00	$998.20	$ 6.18	1.24%
Class N	1,000.00	997.20	7.42	1.49%
Innealta Capital Country Rotation Fund: Class I	$1,000.00	$999.00	$ 6.18	1.24%
Class N	1,000.00	997.00	7.42	1.49%

Hypothetical (5% return before Expenses)	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period 12/1/12 – 5/31/13*	Expense Ratio During Period 12/1/12 –5/31/13**
Innealta Capital Sector Rotation Fund:
Class I	$1,000.00	$1,018.75	$ 6.24	1.24%
Class N	1,000.00	1,017.50	7.49	1.49%
Innealta Capital Country Rotation Fund: Class I	$1,000.00	$1,018.75	$ 6.24	1.24%
Class N	1,000.00	1017.50	7.49	1.49%

* Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

** Annualized.

Innealta Capital Funds

SUPPLEMENTAL INFORMATION

May 31, 2013 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 28, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Innealta Capital Country Rotation Fund and Innealta Capital Sector Rotation Fund (the “Funds”) and AFAM Capital, Inc. (“AFAM”).

In advance of the October 28, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by AFAM, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Funds. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Funds and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by AFAM related to the proposed Investment Advisory Agreement with the Trust, including, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Funds, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits or pending regulatory actions; whether AFAM’s management of other accounts would conflict with its management of the Funds; and whether AFAM has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by AFAM of its practices for monitoring compliance with the Funds’ investment limitations, noting that AFAM would periodically review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program.  The Board then reviewed the capitalization of AFAM based on information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.

Innealta Capital Funds

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2013 (Unaudited)

The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to the Funds were satisfactory.

Performance.  The Board considered AFAM’s past performance as well as other factors relating to AFAM’s track record.  The Trustees reviewed the performance of AFAM’s composite track records for its proposed strategies, noting that performance was acceptable.  The Board concluded that AFAM was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by AFAM, the Board reviewed and discussed a comparison of each fund’s management fee and overall expense ratio to a peer group of funds constructed by AFAM with similar investment objectives and strategies. The Board reviewed the contractual arrangements for the Funds, which stated that AFAM had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2013, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of AFAM, particularly the portfolio managers, and the services to be provided to the Funds by AFAM, the fees to be charged by AFAM were fair and reasonable.  The Board concluded that the advisory fees and expense cap for the Funds were fair and reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to AFAM with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM.  With respect to AFAM, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from AFAM’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Funds, AFAM’s expectations for growth of the Funds. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from AFAM as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

Privacy Policy

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

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Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR

AFAM Capital, Inc.

12117 FM 2244, Building 3, Suite 170

Austin, Texas 78738

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

08/09/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

08/09/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik, Naviloff, Treasurer

Date

08/09/13